Income Taxes (Details) - Schedule of BVI and PRC components of loss before income taxes - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of BVI and PRC components of loss before income taxes [Abstract]
BVI	$ (1,650,230)	$ (1,385,394)	$ (957,973)
PRC	(1,591,467)	(3,065,600)	(7,952,029)
Loss before income taxes	$ (3,241,697)	$ (4,450,994)	$ (8,910,002)